UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Partner Fund Management, L.P.

Address:   One Market Street
           Steuart Tower, 22nd Floor
           San Francisco, CA 94105


Form 13F File Number: 28-13169


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Linda Fitzgerald
Title:  Chief Compliance Officer
Phone:  (415) 281-1000

Signature,  Place,  and  Date  of  Signing:

/s/ Linda Fitzgerald               San Francisco, CA                  5/11/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             105

Form 13F Information Table Value Total:  $    1,995,910
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ACCENTURE PLC IRELAND        COM            G1151C101     6994    166,716 SH       SOLE                   166,716      0    0
ACORDA THERAPEUTICS INC      COM            00484M106    15161    443,303 SH       SOLE                   443,303      0    0
ADTRAN INC                   COM            00738A106     6204    235,444 SH       SOLE                   235,444      0    0
AFFYMAX INC                  COM            00826A109     5706    243,552 SH       SOLE                   243,552      0    0
AK STL HLDG CORP             COM            001547108    19612    857,904 SH       SOLE                   857,904      0    0
AMERICAN MED SYS HLDGS INC   COM            02744M108     7823    421,034 SH       SOLE                   421,034      0    0
AMERIGROUP CORP              CNV            03073TAB8    16582 16,337,000 PRN      SOLE                16,337,000      0    0
AMYLIN PHARMACEUTICALS INC   COM            032346108    63284  2,813,880 SH       SOLE                 2,813,880      0    0
AMYLIN PHARMACEUTICALS INC   CNV            032346AF5    26687 29,978,100 PRN      SOLE                29,978,100      0    0
APPLE INC                    COM            037833100    68197      2,902 SH  CALL SOLE                     2,902      0    0
APPLE INC                    COM            037833100    98129    417,569 SH       SOLE                   417,569      0    0
APPLIED MATLS INC            COM            038222105    20324  1,509,093 SH       SOLE                 1,509,093      0    0
AUXILIUM PHARMACEUTICALS INC COM            05334D107    25968    833,385 SH       SOLE                   833,385      0    0
AVEO PHARMACEUTICALS INC     COM            053588109     1897    210,728 SH       SOLE                   210,728      0    0
BLUE COAT SYSTEMS INC        COM            09534T508     5538      1,784 SH  PUT  SOLE                     1,784      0    0
BROADCOM CORP                COM            111320107     4659    140,321 SH       SOLE                   140,321      0    0
CARDIOME PHARMA CORP         COM            14159U202     2432    367,935 SH       SOLE                   367,935      0    0
CATERPILLAR INC DEL          COM            149123101    46507    739,970 SH       SOLE                   739,970      0    0
CB RICHARD ELLIS GROUP INC   COM            12497T101    34389  2,169,622 SH       SOLE                 2,169,622      0    0
CIGNA CORP                   COM            125509109    58686  1,604,330 SH       SOLE                 1,604,330      0    0
CITIGROUP INC                CNV            172967416    12710    104,286 SH       SOLE                   104,286      0    0
CITRIX SYS INC               COM            177376100     3025     63,716 SH       SOLE                    63,716      0    0
CME GROUP INC                COM            12572Q105     6504     20,575 SH       SOLE                    20,575      0    0
COGNIZANT TECHNOLOGY SOLUTIO COM            192446102     3543     69,497 SH       SOLE                    69,497      0    0
COMERICA INC                 COM            200340107     6660    175,082 SH       SOLE                   175,082      0    0
CONCUR TECHNOLOGIES INC      COM            206708109     3950     96,309 SH       SOLE                    96,309      0    0
COVIDIEN PLC                 COM            G2554F105     7676    152,657 SH       SOLE                   152,657      0    0
CTRIP COM INTL LTD           COM            22943F100     7141    182,170 SH       SOLE                   182,170      0    0
DAVITA INC                   COM            23918K108    18723    295,319 SH       SOLE                   295,319      0    0
DENDREON CORP                COM            24823Q107     9810    269,001 SH       SOLE                   269,001      0    0
DEVELOPERS DIVERSIFIED RLTY  COM            251591103    21131  1,736,336 SH       SOLE                 1,736,336      0    0
DOW CHEM CO                  COM            260543103    45098  1,525,126 SH       SOLE                 1,525,126      0    0
DUOYUAN GLOBAL WTR INC       COM            266043108     7062    254,313 SH       SOLE                   254,313      0    0
EBAY INC                     COM            278642103    39376  1,460,144 SH       SOLE                 1,460,144      0    0
ECLIPSYS CORP                COM            278856109    10168    511,455 SH       SOLE                   511,455      0    0
ENSCO INTL PLC               COM            29358Q109    13648    304,779 SH       SOLE                   304,779      0    0
EQUINIX INC                  COM            29444U502    24882    255,616 SH       SOLE                   255,616      0    0
EV3 INC                      COM            26928A200     3924    247,408 SH       SOLE                   247,408      0    0
EXPRESS SCRIPTS INC          COM            302182100    17887    175,779 SH       SOLE                   175,779      0    0
GENWORTH FINL INC            COM            37247D106    15419    840,750 SH       SOLE                   840,750      0    0
GOOGLE INC                   COM            38259P508    68640    121,032 SH       SOLE                   121,032      0    0
HEARTWARE INTL INC           COM            422368100     5348    120,251 SH       SOLE                   120,251      0    0
HERTZ GLOBAL HOLDINGS INC    COM            42805T105     2763    276,555 SH       SOLE                   276,555      0    0
HOLOGIC INC                  CNV            436440AA9    17247 19,150,111 PRN      SOLE                19,150,111      0    0
HOST HOTELS & RESORTS INC    COM            44107P104     6312    430,877 SH       SOLE                   430,877      0    0
INTERMUNE INC                COM            45884X103     4551    102,120 SH       SOLE                   102,120      0    0
JPMORGAN CHASE & CO          COM            46625H100    45352  1,013,445 SH       SOLE                 1,013,445      0    0
KLA-TENCOR CORP              COM            482480100    19966    645,630 SH       SOLE                   645,630      0    0
LINEAR TECHNOLOGY CORP       COM            535678106    20248    716,754 SH       SOLE                   716,754      0    0
MARTIN MARIETTA MATLS INC    COM            573284106    32108    384,302 SH       SOLE                   384,302      0    0
MASTERCARD INC               COM            57636Q104    27471    108,153 SH       SOLE                   108,153      0    0
MCKESSON CORP                COM            58155Q103    22519    342,657 SH       SOLE                   342,657      0    0
MEDICIS PHARMACEUTICAL CORP  COM            584690309     6250      2,484 SH  CALL SOLE                     2,484      0    0
MEDICIS PHARMACEUTICAL CORP  COM            584690309    44997  1,788,422 SH       SOLE                 1,788,422      0    0
MEDTRONIC INC                COM            585055106     7989    177,405 SH       SOLE                   177,405      0    0
MGM MIRAGE                   COM            552953101    13792  1,149,313 SH       SOLE                 1,149,313      0    0
MOMENTA PHARMACEUTICALS INC  COM            60877T100     2063      1,378 SH  PUT  SOLE                     1,378      0    0
NETAPP INC                   COM            64110D104    20811    639,549 SH       SOLE                   639,549      0    0
NII HLDGS INC                COM            62913F201    27233    653,390 SH       SOLE                   653,390      0    0
NIKE INC                     COM            654106103    20073    273,108 SH       SOLE                   273,108      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
OREXIGEN THERAPEUTICS INC    COM            686164104     2911    494,298 SH       SOLE                   494,298      0    0
PERKINELMER INC              COM            714046109     5179    216,711 SH       SOLE                   216,711      0    0
PHASE FORWARD INC            COM            71721R406     2904    221,825 SH       SOLE                   221,825      0    0
PRECISION CASTPARTS CORP     COM            740189105    76023    599,980 SH       SOLE                   599,980      0    0
PSYCHIATRIC SOLUTIONS INC    COM            74439H108     7709    258,336 SH       SOLE                   258,336      0    0
QWEST COMMUNICATIONS INTL IN COM            749121109    14422  2,762,898 SH       SOLE                 2,762,898      0    0
RACKSPACE HOSTING INC        COM            750086100     9463    505,237 SH       SOLE                   505,237      0    0
RESEARCH IN MOTION LTD       COM            760975102    34625      4,681 SH  PUT  SOLE                     4,681      0    0
RESEARCH IN MOTION LTD       COM            760975102     4475        605 SH  PUT  SOLE                       605      0    0
RIVERBED TECHNOLOGY INC      COM            768573107     1644     57,889 SH       SOLE                    57,889      0    0
RYDER SYS INC                COM            783549108     5795    149,500 SH       SOLE                   149,500      0    0
SALESFORCE COM INC           COM            79466L302     6964     93,543 SH       SOLE                    93,543      0    0
SAVIENT PHARMACEUTICALS INC  COM            80517Q100    33484  2,317,232 SH       SOLE                 2,317,232      0    0
SEAGATE TECHNOLOGY           COM            G7945J104    23210  1,271,092 SH       SOLE                 1,271,092      0    0
SEMICONDUCTOR HLDRS TR       COM            816636203    98345     35,287 SH  PUT  SOLE                    35,287      0    0
SPX CORP                     COM            784635104     8091    121,995 SH       SOLE                   121,995      0    0
STARWOOD HOTELS&RESORTS WRLD COM            85590A401     7960    170,677 SH       SOLE                   170,677      0    0
STEC INC                     COM            784774101     3520      2,938 SH  PUT  SOLE                     2,938      0    0
STEC INC                     COM            784774101     7330    611,868 SH       SOLE                   611,868      0    0
STERIS CORP                  COM            859152100      579        172 SH  PUT  SOLE                       172      0    0
STRYKER CORP                 COM            863667101     7848    137,150 SH       SOLE                   137,150      0    0
TECK RESOURCES LTD           COM            878742204    18683    428,900 SH       SOLE                   428,900      0    0
TENET HEALTHCARE CORP        COM            88033G100    12790  2,235,954 SH       SOLE                 2,235,954      0    0
TEREX CORP NEW               COM            880779103     9303    409,649 SH       SOLE                   409,649      0    0
TEVA PHARMACEUTICAL INDS LTD COM            881624209    35359    560,548 SH       SOLE                   560,548      0    0
THERMO FISHER SCIENTIFIC INC COM            883556102    52764  1,025,745 SH       SOLE                 1,025,745      0    0
THORATEC CORP                COM            885175307     1623     48,519 SH       SOLE                    48,519      0    0
TIFFANY & CO NEW             COM            886547108    16026    337,451 SH       SOLE                   337,451      0    0
TIM PARTICIPACOES S A        COM            88706P106     8531    307,300 SH       SOLE                   307,300      0    0
UNITED STATES STL CORP NEW   COM            912909108    19911    313,461 SH       SOLE                   313,461      0    0
UNIVERSAL HLTH SVCS INC      COM            913903100    51831  1,477,081 SH       SOLE                 1,477,081      0    0
VALEANT PHARMACEUTICALS INTL COM            91911X104     4180     97,405 SH       SOLE                    97,405      0    0
VARIAN MED SYS INC           COM            92220P105    11910    215,259 SH       SOLE                   215,259      0    0
VARIAN SEMICONDUCTOR EQUIPMN COM            922207105     1200     36,227 SH       SOLE                    36,227      0    0
VERIGY LTD                   COM            Y93691106     2323    207,811 SH       SOLE                   207,811      0    0
VMWARE INC                   COM            928563402     3504     65,743 SH       SOLE                    65,743      0    0
VULCAN MATLS CO              COM            929160109    21669    458,690 SH       SOLE                   458,690      0    0
WAL MART STORES INC          COM            931142103    20010      3,599 SH  PUT  SOLE                     3,599      0    0
WARNER CHILCOTT PLC IRELAND  COM            G94368100    15730    616,366 SH       SOLE                   616,366      0    0
WATSON PHARMACEUTICALS INC   COM            942683103    52866  1,265,655 SH       SOLE                 1,265,655      0    0
WELLCARE HEALTH PLANS INC    COM            94946T106     7893    264,869 SH       SOLE                   264,869      0    0
WELLPOINT INC                COM            94973V107     6354        987 SH  PUT  SOLE                       987      0    0
WESTERN DIGITAL CORP         COM            958102105     3369        864 SH  PUT  SOLE                       864      0    0
WRIGHT MED GROUP INC         COM            98235T107     4260    239,727 SH       SOLE                   239,727      0    0
WYNDHAM WORLDWIDE CORP       COM            98310W108    22491    874,124 SH       SOLE                   874,124      0    0


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